                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:

Nicolas Nesta                       BOSTON, MA                   August 11, 2009
[Signature]                       [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:      1,631
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                  Column 1                   Column 2  Column 3 Column 4      Column 5       Column 6  Column 7      Column 8
-------------------------------------------- -------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                             TITLE OF             VALUE  SHRS OR SH / PUT / INVESTMENT   OTHER  ------------------
                NAME OF ISSUER                CLASS     CUSIP   (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS SOLE   SHARED NONE
-------------------------------------------- -------- --------- -------- ------- ---- ----- ---------- -------- ------ ------ ----
ANNALY CAPITAL MANAGEMENT, INC CMN              COM   035710409     59     3,900  SH           SOLE              3,900
AON CORPORATION CMN                             COM   037389103     28       750  SH           SOLE                750
APOLLO INVESTMENT CORPORATION MUTUAL FUND       COM   03761U106     58     9,675  SH           SOLE              9,675
AXA-UAP AMERICAN DEPOSITARY SHARES              COM   054536107     33     1,725  SH           SOLE              1,725
BANK OF AMERICA CORP CMN                        COM   060505104    130     9,825  SH           SOLE              9,825
W.R. BERKLEY CORPORATION CMN                    COM   084423102     28     1,325  SH           SOLE              1,325
BLACKROCK, INC. CMN                             COM   09247X101     34       193  SH           SOLE                193
CAPITAL ONE FINANCIAL CORP CMN                  COM   14040H105     30     1,350  SH           SOLE              1,350
CHIMERA INVESTMENT CORPORATION CMN              COM   16934Q109     70    20,000  SH           SOLE             20,000
CHUBB CORP CMN                                  COM   171232101     29       725  SH           SOLE                725
CITIGROUP INC. CMN                              COM   172967101     23     7,775  SH           SOLE              7,775
COMERICA INCORPORATED CMN                       COM   200340107     28     1,325  SH           SOLE              1,325
FIFTH THIRD BANCORP CMN                         COM   316773100     81    11,375  SH           SOLE             11,375
HANOVER INSURANCE GROUP INC CMN                 COM   410867105     38     1,000  SH           SOLE              1,000
IBERIABANK CORPORATION CMN                      COM   450828108    118     3,000  SH           SOLE              3,000
JPMORGAN CHASE & CO CMN                         COM   46625H100    113     3,300  SH           SOLE              3,300
KEYCORP CMN                                     COM   493267108     20     3,900  SH           SOLE              3,900
METLIFE, INC. CMN                               COM   59156R108     56     1,850  SH           SOLE              1,850
MORGAN STANLEY CMN                              COM   617446448     36     1,250  SH           SOLE              1,250
PNC FINANCIAL SERVICES GROUP CMN                COM   693475105     23       600  SH           SOLE                600
PRUDENTIAL FINANCIAL INC CMN                    COM   744320102     32       850  SH           SOLE                850
REDWOOD TRUST INC CMN                           COM   758075402    118     8,000  SH           SOLE              8,000
REGIONS FINANCIAL CORPORATION CMN               COM   7591EP100     21     5,150  SH           SOLE              5,150
SEI INVESTMENTS CO CMN                          COM   784117103     35     1,950  SH           SOLE              1,950
STATE STREET CORPORATION (NEW) CMN              COM   857477103     60     1,275  SH           SOLE              1,275
SUNTRUST BANKS INC $1.00 PAR CMN                COM   867914103     25     1,550  SH           SOLE              1,550
TRANSATLANTIC HOLDING INC CMN                   COM   893521104     22       500  SH           SOLE                500
THE TRAVELERS COMPANIES, INC CMN                COM   89417E109     31       750  SH           SOLE                750
WELLCARE HEALTH PLANS INC CMN                   COM   94946T106     28     1,500  SH           SOLE              1,500
WELLS FARGO & CO (NEW) CMN                      COM   949746101     61     2,500  SH           SOLE              2,500
WESTERN ALLIANCE BANCORP CMN                    COM   957638109     68    10,000  SH           SOLE             10,000
ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD    COM   G0219G203     34       825  SH           SOLE                825
EVEREST RE GROUP LTD CMN                        COM   G3223R108     30       425  SH           SOLE                425
ACE LIMITED CMN                                 COM   H0023R105     31       700  SH           SOLE                700